Inventories, Net (Details) - USD ($) $ in Millions	Jun. 30, 2026	Apr. 30, 2026	Jun. 30, 2025
Inventories, Net [Abstract]
Inventory recognized expense	$ 3.8		$ 63.2
Inventories transferred to mining rigs	$ 183.9		$ 146.8
Inventories carrying amount to property, plant and equipment		$ 613.0